CONCENTRATION AND CREDIT RISK (Tables)	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CUSTOMER CONCENTRATIONS

The Company had the following customers that individually comprised 10% or more of net revenue for the six months ended June 30, 2025 and 2024 as follows:

	For the six months ended 30,
	2025		2024
Percentage of the Company’s sales of finished goods and raw materials
Customer A	90%		* %
Customer B	*	%	47%
Customer C	*	%	21%
Customer D	*	%	14%

*	represent percentage less than 10%

The Company had the following customers that individually comprised 10% or more of net account receivable (included VAT) as of June 30, 2025 and December 31, 2024 as follows:

	As of June 30, 2025	As of December 31, 2024
Percentage of the Company’s accounts receivables
Customer E	22%	*	%
Customer F	16%	*	%
Customer G	14%	*	%
Customer H	11%	*	%
Customer I	* %	28%
Customer J	* %	14%
Customer K	* %	13%
The Company had the following suppliers that individually comprised 10% or more of net purchase for the six months ended June 30, 2025 and 2024 as follows:

	For the six months ended 30,
	2025	2024
Percentage of the Company’s net purchase of raw materials
Supplier A	52%	*	%
Supplier B	31%	*	%

*	represent percentage less than 10%

The Company had the following suppliers that individually comprised 10% or more of account payable as of June 30, 2025 and December 31, 2024 as follows:

	As of June 30, 2025		As of December 31, 2024
Percentage of the Company’s account payable
Supplier C	11%		* %
Supplier D	*	%	18%
Supplier E	*	%	14%

*	represent percentage less than 10%